Property, plant and equipment - Summary of Right of Use Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 25.7
Ending balance	9.5	$ 25.7
Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9.8
Amortization	6.3	9.8
Additions (Terminations)	(2.9)
Ending balance	13.2	9.8
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	35.5	36.8
Additions (Terminations)	(12.8)	(1.3)
Ending balance	22.7	35.5
Office | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2.4
Amortization	0.5	2.4
Additions (Terminations)	(2.9)
Ending balance	0.0	2.4
Office | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12.6	15.0
Additions (Terminations)	(12.6)	(2.4)
Ending balance	0.0	12.6
Transportation | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6.0
Amortization	4.5	6.0
Ending balance	10.5	6.0
Transportation | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16.7	16.7
Additions (Terminations)	(1.8)
Ending balance	14.9	16.7
Vehicles | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1.3
Amortization	1.3	1.3
Ending balance	2.6	1.3
Vehicles | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4.1	2.9
Additions (Terminations)	1.6	1.2
Ending balance	5.7	4.1
Surface | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0.1
Amortization		0.1
Ending balance	0.1	0.1
Surface | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2.1	2.2
Additions (Terminations)		(0.1)
Ending balance	$ 2.1	$ 2.1